Related party and shareholder transactions	12 Months Ended
Dec. 31, 2011
Related party and shareholder transactions

Note 18 - Related party and shareholder transactions

The Company’s majority shareholder, Sun Zone Investments Limited (“Sun Zone”) was the parent company of Mosview Technology Group Ltd., (“Mosview”), and BORO (Fujian) Electronic Co., Ltd., (“BORO”). The ownership of Mosview and BORO were transferred to an unrelated third party in February 2010. Therefore, Sun Zone no longer owns any interest in Mosview or BORO as of December 31, 2010.

Edge10 Corporation Limited was incorporated in the United Kingdom and is owned by a third party individual. The Company’s CEO was the sole director since December 8, 2010. Prior to 2011, SGOCO sold products to Mosview, which then sold to Edge10; during 2011, SGOCO sold products to a third party trading company, which then sold to Edge10. There were no direct transactions between SGOCO and Edge10 in the years 2011 and 2010.

In the ordinary course of business the Company has conducted business with Mosview and BORO. All transactions with related parties are short term in nature. Settlements for the balances are usually in cash.

The Company had the following related party transactions as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010 and 2009, respectively:

Revenues - related parties

Name of related parties	2011	2010	2009
BORO	$-	$5,481,829	$3,806,102
Mosview	-	7,136,218	2,395,599
	$-	$12,618,047	$6,201,701

Accounts receivables - related parties

Name of related parties	December 31, 2011	December 31, 2010
Mosview	-	49,559

Purchase - related parties

Name of related parties	2011	2010	2009
Mosview	$-	$7,255,920	$5,585,445

Short-term loan – shareholder

Name of related parties	December 31, 2011	December 31, 2010
Sun Zone Investments Limited	$208,958	$2,545,439

In the past, the Company and BORO provided working capital loans to each other. The loans were all interest-free demand loans and were not formalized in written documents. The Company utilized loans from BORO rather than banking institutions because the approval process was faster and the loans were interest free. The Company provided BORO with such loans in prior periods as BORO was a significant customer of SGOCO.

During the years ended December 31, 2011, 2010 and 2009, the largest loan amounts outstanding from BORO for the benefit of SGOCO were nil, $2.9 million and $2.3 million, respectively, and the largest loan amounts outstanding from SGOCO for the benefit of BORO were nil, $4.8 million and $2.8 million, respectively. As of December 31, 2011 and 2010, no amounts remained outstanding from either party.

Sun Zone loaned $2,545,439 to Honesty for the entity’s cash flow purposes in 2010. As of December 31, 2011, Sun Zone loaned $$0.16 million and $0.05 million to SGOCO International and the Company, respectively. The loans are non-interest bearing, unsecured, and payable on demand.